Related Party Transactions - Summary of Compensation to Key Management Members (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries, bonuses and short-term employee benefits	$ 10,320	$ 4,514
Director retainers	796	729
Stock-based payments	6,824	3,799
Total key management personnel compensation	$ 17,940	$ 9,042